UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: 4 Cork Street, 1st Floor

         Longon, United Kingdom  W1S 3LG

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     May 03, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $232,538 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    16109   350636 SH       SOLE                   297636        0    53000
AUTODESK INC                   COM              052769106    13968   380513 SH       SOLE                   323043        0    57470
BECTON DICKINSON & CO          COM              075887109    17849   237751 SH       SOLE                   202208        0    35543
BLACKBAUD INC                  COM              09227Q100    13007   545627 SH       SOLE                   460748        0    84879
GENERAL ELECTRIC CO            COM              369604103    22005   637456 SH       SOLE                   540981        0    96475
GREENHILL & CO INC             COM              395259104     9320   155523 SH       SOLE                   132153        0    23370
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     2744    43600 SH       SOLE                    36800        0     6800
JOHNSON CTLS INC               COM              478366107    17824   192939 SH       SOLE                   163989        0    28950
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    11606   163700 SH       SOLE                   139000        0    24700
METABOLIX INC                  COM              591018809     4573   275000 SH       SOLE                   275000        0        0
NORTHERN TR CORP               COM              665859104    16828   286657 SH       SOLE                   243447        0    43210
NUVEEN INVTS INC               CL A             67090F106    14268   308800 SH       SOLE                   257949        0    50851
STAPLES INC                    COM              855030102    13661   541510 SH       SOLE                   459910        0    81600
TECHNE CORP                    COM              878377100    19588   351267 SH       SOLE                   296330        0    54937
UBS AG                         SHS NEW          H89231338    16250   281466 SH       SOLE                   239086        0    42380
VCA ANTECH INC                 COM              918194101     5423   152967 SH       SOLE                   130109        0    22858
WATERS CORP                    COM              941848103    12452   219900 SH       SOLE                   186700        0    33200
WHOLE FOODS MKT INC            COM              966837106     5063   116022 SH       SOLE                    98742        0    17280